Inventories	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Inventories

Note 12   Inventories

The inventories balances are detailed as follows:

	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$
Finished products	156,692,277	184,684,428
In process products	25,068,819	23,070,479
Raw material	224,501,917	244,040,652
Finished products and Raw material in transit	11,712,496	21,209,137
Materials and products	13,523,712	13,075,171
Realizable net value estimate and obsolescence	(5,770,789)	(5,280,333)
Total	425,728,432	480,799,534

For the years ended as of December 31, 2023, 2022 and 2021, the Company wrote off a total of ThCh$ 5,212,799, ThCh$ 2,371,770 and ThCh$ 3,692,846, against net realizable value and obsolescence, respectively.

Additionally, the Company presents an estimate for inventory impairment which includes amounts related to low turnover, technical obsolescence and/or products recalled from the market.

The movement of net realizable value and obsolescence estimate is detailed as follows:

	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$
Initial balance	(5,280,333)	(3,176,553)
Inventories write-down estimation	(6,483,906)	(4,756,848)
Inventories recognised as an expense	5,212,799	2,371,770
Business combinations effect	780,651	281,298
Total	(5,770,789)	(5,280,333)

As of December 31, 2023 and 2022, the Company does not have any inventory pledged as guarantee for financial obligations.

There is no non-current inventory at 31 December, 2023 and 2022, as it is available for sale to the public once it is produced. Inventories for which technically a production cycle of more than twelve months is required represent a marginal total.